FORM N-SAR-U
         SEMI-ANNUAL REPORT
         FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /   /    (a)
         or fiscal year ending:               12/31/01    (b)

Is this a transition report? (Y/N)     N
                                    ______

Is this an amendment to a previous filing?  (Y/N)       N
                                                     _______


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  IL Annuity and Insurance Company Separate Account I

     B.  File Number:  811-08964

     C.  Telephone Number:   317/927-6510

2.   A.  Street:  2960 N. Meridian Street

     B.  City:  Indianapolis       C.       State: IN         D.       Zip Code:  46208          Zip Ext:

     E.  Foreign Country:                            Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)                N
                                                                  _________________________________

4.   Is this the last filing on this form by Registrant?  (Y/N)                N
                                                                  _________________________________

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)                N
                                                                  _________________________________
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)                     Y
                                                          ______________________________________

     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.       Is Registrant a series or multiple portfolio company?  (Y/N)                 N
                                                                            ________________________________
              [If answer is "N" (No), go to item 8.]

     B.       How many separate series or portfolios did Registrant have at the end of the period?  ________





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

                                                     ---------------------------
                                                     | If filing more than one |
                                                     | Page 47, "X" box: [ ]   |
                                                     ---------------------------

For period ending  12/31/01
                   --------

File number 811-08964
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UNIT INVESTMENT TRUSTS

111.     A.       [/]      Depositor Name:_________________________________________________________________________

         B.       [/]      File Number (If any):___________________________________________________________________

         C.       [/]      City:  ______________State:  ____________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

111.     A.       [/]      Depositor Name:  _________________________________________________

         B.       [/]      File Number (If any):

         C.       [/]      City:  ______________State:  ____________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

112.     A.       [/]      Sponsor Name:  _________________________________________________________________________

         B.       [/]      File Number (If any):     ______________________________________________________________

         C.       [/]      City:  _____________State:  ___________Zip Code:  _______Zip Ext.:  _____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

112.     A.       [/]      Sponsor Name:___________________________________________________________________________

         B.       [/]      File Number (If any):     ______________________________________________________________

         C.       [/]      City:  _______________State:  _________Zip Code:  _______Zip Ext.:  _____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________



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

                                                     ---------------------------
                                                     | If filing more than one |
                                                     | Page 48, "X" box: [ ]   |
                                                     ---------------------------

For period ending  12/31/01
                   --------

File number 811-08964
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
113.     A.       [/]      Trustee Name:  ___________________________________________________

         B.       [/]      City:  _______________State:  __________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

113.     A.       [/]      Trustee Name:  ___________________________________________________

         B.       [/]      City:  _______________State:  __________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  ________

114.     A.       [/]      Principal Underwriter Name:  ________________________________________

         B.       [/]      File Number 8-_______

         C.       [/]      City:  _______________State:  __________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

114.     A.       [/]      Principal Underwriter Name:  ________________________________________

         B.       [/]      File Number 8-______

         C.       [/]      City:  ______________State:  __________Zip Code:  _______Zip Ext.:  _____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

115.     A.       [/]      Independent Public Accountant Name:  __________________________________

         B.       [/]      City:  ______________State:  __________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  _________

115.     A.       [/]      Independent Public Accountant Name:  __________________________________

         B.       [/]      City:  ______________State:  __________Zip Code:  _______Zip Ext.:  ____

                  [/]      Foreign Country:  _________________Foreign Postal Code:  ________



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

                                                     ---------------------------
                                                     | If filing more than one |
                                                     | Page 49, "X" box: [ ]   |
                                                     ---------------------------

For period ending  12/31/01
                   --------

File number 811-08964
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
116.     Family of investment companies information:

         A.       [/]      Is Registrant part of a family of investment companies?  (Y/N)  _______
                                                                                                                Y/N

         B.       [/]      Identify the family in 10 letters:  ________________________
                           (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.     A.       [/]      Is Registrant a separate account of an insurance company?  (Y/N)  ______
                                                                                                                Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.       [/]      Variable annuity contracts?  (Y/N)  ____________________________
                                                                                                                Y/N

         C.       [/]      Scheduled premium variable life contracts?  (Y/N)  _________________
                                                                                                                Y/N

         D.       [/]      Flexible premium variable life contracts?  (Y/N)  __________________
                                                                                                                Y/N

         E.       [/]      Other types of insurance products registered under the Securities Act of
                           1933?  (Y/N)  ___________________________________________
                                                                                                                Y/N

118.     [/]      State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933  ____________________________________

119.     [/]      State the number of new series for which registration statements under the Securities Act of
                  1933 became effective during the period  ______________________________

120.     [/]      State the total value of the portfolio securities on the date of deposit for the new series
                  included in item 119 ($000's omitted)  _______________________________                   $ ______

121.     [/]      State the number of series for which a current prospectus was in existence at the end of the period  _________________________________________________

122.     [/]      State the number of existing series for which additional units were registered under the
                  Securities Act of 1933 during the current period  ______________________________________



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                                                     ---------------------------
                                                     | If filing more than one |
                                                     | Page 50, "X" box: [ ]   |
                                                     ---------------------------

For period ending  12/31/01
                   --------
File number 811-08964
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
123.     [/]      State the total value of the additional units considered in
                  answering item 122 ($000's omitted)                                                         $
                                                     _______________________________________________________________

124.     [/]      State the total value of units of prior series that were
                  placed in the portfolios of subsequent series during the
                  current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $_______

125.     [ ]      State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
                  principal underwriter and any underwriter which is an
                  affiliated person of the principal underwriter during the
                  current period solely from the sale of units of all series of
                  Registrant ($000's omitted)                                                                 $ 840
                                                                                                              ______
126.              Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
                  Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
                  subsequent series.) ($000's omitted) $ __0__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                        Number of      Total Assets     Total Income
                                                                        Series         ($000's          Distributions
                                                                        Investing      omitted)         ($000's omitted)
                                                                        _________      ________         ________________

    A.  U.S. Treasury direct issue ___________________                                 $ ______          $ ________

    B.  U.S. Government agency ____________________                                    $ ______          $ ________

    C.  State and municipal tax-free ___________________                               $ ______          $ ________

    D.  Public utility debt _________________________                                  $ ______          $ ________

    E.  Brokers or dealers debt or debt of brokers' or dealers                         $ ______          $ ________
        parent

    F.  All other corporate intermed. & long-term debt _______                         $ ______          $ ________

    G.  All other corporate short-term debt ______________                             $ ______          $ ________

    H.  Equity securities of brokers or dealers or parents of brokers or
        dealers ______________                                                         $ ______          $ ________

    I.  Investment company equity securities ______________                            $ ______          $ ________

    J.  All other equity securities ____________________                    1          $ 328,385         $ ________
                                                                          -----          -------

    K.  Other securities _______________________                                       $ ______          $ ________

    L.  Total assets of all series of registrant ____________               1          $ 328,385         $ ________
                                                                          -----          -------



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

                                                     ---------------------------
                                                     | If filing more than one |
                                                     | Page 51, "X" box: [ ]   |
                                                     ---------------------------

For period ending  12/31/01
                   --------
File number 811-08964
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
128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)  _________________________________

            [If answer is "N" (No), go to item 131.]                                                            Y/N

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)  ___________________

            [If answer is "N" (No), go to item 131.]                                                            Y/N

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed
            to instruments identified in item 129 derived from insurance or guarantees? (Y/N)                   ___
                                                                                                                Y/N

131.        Total expenses incurred by all series of Registrant during the current reporting period
            ($000's omitted)  __________________________________________________                         $ 4,873
                                                                                                           _____

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

This report is signed on behalf of the Registrant   Indianapolis, State of  Indiana.
                                                    ------------            -------
Date:  February 20, 2002

(Name of Registrant, Depositor, or Trustee)
IL Annuity and Insurance Company Separate Account I

By:    /s/ Lisa P. Foxworthy Parker                                  Witness:  /s/ Jennifer A. Dolack
       ----------------------------------------------                          ------------------------------------------
      Assistant Secretary



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